SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events
SUBSEQUENT EVENTS

NOTE 38

SUBSEQUENT EVENTS

On February 1, 2018, the Bank placed a Senior Bond corresponding to its "T-15" line for 5,000,000 UF.

On February 6, 2018, the Bank placed a Senior Bond corresponding to its "T-11" line for 5,000,000 UF.

During the Ordinary Board Meeting of Banco Santander Chile, held on February 27, 2018, the following matters were agreed upon:

1.	Due to the resignation of Mr. Vittorio Corbo Lioi from the Board, Mr. Claudio Melandri Hinojosa was assigned as Director and Chairman. In accordance with article 49, N° 8 of the General Law of Banks, Mr. Claudio Melandri Hinojosa will temporarily continue exercising the role of Chief Executive Officer until February 28, 2018 (inclusive).

2.	Mr. Miguel Mata Huerta, who is currently Deputy General Manager, has been named as Banco Santander Chile’s Chief Executive Officer, assuming this role on March 1, 2018. The position of Deputy General Manager will no longer be used at Banco Santander Chile.

During the Ordinary Board Meeting of Banco Santander Chile, held on March 27, 2018, the following matters were agreed upon:

1.	Due to the resignation of the directors Mr. Roberto Méndez Torres and Mr. Roberto Zahler Mayanz, as of this date, the Board has announced the appointment of Mr. Félix de Vicente Mingo and Mr. Alfonso Gómez Morales, who will be incorporated as independent directors.

2.	Mr. Orlando Poblete Iturrate has been appointed as First Vice President and Mr. Oscar Von Chrismar Carvajal as the Second Vice President.

These consolidated financial statements were approved on March 27,2018 by Board of Directors.

There are no other subsequent events to be disclosed that occurred between January 1, 2018 and the date of issuance of these Financial Statements (March 27, 2018).